Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3					1 Months Ended				3 Months Ended		12 Months Ended
	Jan. 18, 2024 USD ($)	Jan. 18, 2024 EUR (€)	Dec. 21, 2022 USD ($)	Dec. 21, 2022 EUR (€)	Jul. 31, 2023	Nov. 30, 2021 USD ($)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 EUR (€)	Mar. 31, 2024 USD ($) shares	Mar. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	May 08, 2024 shares	May 01, 2024	Apr. 24, 2024 shares	Mar. 31, 2024 EUR (€) shares	Mar. 20, 2024 $ / shares	Feb. 21, 2024 USD ($)	Feb. 21, 2024 EUR (€)	Feb. 20, 2024 shares	Jan. 31, 2024 USD ($)	Jan. 31, 2024 EUR (€)	Jan. 24, 2024 USD ($)	Jan. 24, 2024 EUR (€)	Jan. 23, 2024 shares	Jan. 18, 2024 EUR (€)	Dec. 28, 2023 USD ($)	Dec. 28, 2023 EUR (€)	Oct. 31, 2023	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2023 EUR (€)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 EUR (€)	Jan. 31, 2021 EUR (€)
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Shares issued (in Shares) | shares									2,796,554		2,796,554						2,796,554				100,000					81,301
Promissory notes											$ 32,312,000		$ 13,486,000
Closing price (in Dollars per share) | $ / shares											$ 5
Convertible promissory note											$ 1,100,000
Additional paid in capital											$ 500,000
Repayment terms											5 year	5 year
Stated interest rate									10.00%								10.00%													0.00%
Outstanding balance																																	$ 11,100,000	€ 10,000,000
Interest rate															50.00%																		97.00%	97.00%
Effective interest rate						9.50%																														9.50%
Debt issuance cost						$ 11,800,000					$ 4,100,000		$ 200,000
Owned subsidiary, description									(i) the minimum Liquidity Covenant that requires the higher of €5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond. The Solis Bond carries a 3 months EURIBOR plus 6.5% per annum interest rate, and has quarterly interest payments, with a bullet payment to be paid on the Maturity Date.	(i) the minimum Liquidity Covenant that requires the higher of €5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond. The Solis Bond carries a 3 months EURIBOR plus 6.5% per annum interest rate, and has quarterly interest payments, with a bullet payment to be paid on the Maturity Date.
Distribution amount (in Euro)									$ 10,000,000			€ 10,000,000
Repayment amount | €										€ 10,000,000		10,000,000
Bondholders amendment fee amount (in Euro) | €												€ 1,400,000
Proceed to transfer ownership																												$ 17,500,000	€ 15,800,000		$ 159,000,000	€ 150,000,000
Bond par value (in Dollars per share) | $ / shares																															$ 107.5
Solis bond waiver fees																															$ 11,100,000
Share capital percentage																												100.00%	100.00%
Sale of parks	$ 68,500,000	€ 59,100,000,000,000
Waiver fee											$ 11,100,000
Revolving debt financing (in Euro) | €				€ 80,000,000
Project costs (in Euro) | €				€ 420,000,000
Margin rate			0.50%	0.50%
Finance reduces cost rate				33.33%
Commitment fees			$ 1,800,000	€ 1,800,000
Solis Bond [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Owned subsidiary, description											(i) the minimum Liquidity Covenant that requires the higher of €5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond, January 6, 2024. The Solis Bond carries a 3 months EURIBOR plus 6.5% per annum interest rate, and has quarterly interest payments, with a bullet payment to be paid on January 6, 2024.	(i) the minimum Liquidity Covenant that requires the higher of €5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond, January 6, 2024. The Solis Bond carries a 3 months EURIBOR plus 6.5% per annum interest rate, and has quarterly interest payments, with a bullet payment to be paid on January 6, 2024.	(i) the minimum Liquidity Covenant that requires the higher of €5.5 million or 5% of the outstanding Nominal Amount, (ii) the minimum Equity Ratio covenant of 25%, and (iii) the Leverage Ratio of NIBD/EBITDA to not be higher than 6.5 times for the year ended December 2021, 6.0 times for the year ended December 31, 2022 and 5.5 times for the period ending on the maturity date of the Bond, January 6, 2024. The Solis Bond carries a 3 months EURIBOR plus 6.5% per annum interest rate, and has quarterly interest payments, with a bullet payment to be paid on January 6, 2024.
Convertible Promissory Note [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Promissory notes											$ 1,600,000
Convertible promissory note																						$ 938,000	€ 850,000
Stated interest rate																						10.00%	10.00%
Common Stock [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Shares issued (in Shares) | shares											225,000
Bondholders [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Amendment fee											1.00%
Proceed to transfer ownership									$ 87,300,000								€ 80,800,000
Subsequent Event [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Shares issued (in Shares) | shares														330,000
Subsequent Event [Member] | Minimum [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Shares issued (in Shares) | shares																100,000
Subsequent Event [Member] | Common Stock [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Closing price (in Dollars per share) | $ / shares																		$ 1
Subsidiaries [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Stated interest rate					5.90%
Proceed to transfer ownership																												$ 17,300,000
Margin rate					2.00%
Polish Subsidiaries [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Proceed to transfer ownership	$ 59,100,000																										€ 54,400,000
Share capital percentage	100.00%																										100.00%
Polish Subsidiaries [Member] | Subsequent Event [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Proceed to transfer ownership																								$ 59,100,000	€ 54,400,000
Share capital percentage																								100.00%	100.00%
Netherlands Subsidiary [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Proceed to transfer ownership																			$ 7,000,000	€ 6,500,000
Share capital percentage																			100.00%	100.00%
Netherlands Subsidiary [Member] | Subsequent Event [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Proceed to transfer ownership																			$ 7,000,000	€ 6,500,000
Share capital percentage																			100.00%	100.00%
Other Debt Obligations [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Repayment terms							3-year	3-year
Senior secured debt, principal outstanding							$ 242,000,000																														€ 200,000,000
Stated interest rate							6.50%																														6.50%
Repayment of other debt							$ 40,000,000	€ 33,000,000
Funding acquisitions							87,200,000	72,000,000
Initial funding							$ 125,000,000	€ 110,000,000
Outstanding balance						$ 24,000,000																														€ 20,000,000
Percentage of par value									5.50%	5.50%
Other Debt Obligations [Member] | Maximum [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Percentage of par value						102.00%
Other Debt Obligations [Member] | Minimum [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Percentage of par value						5.50%
Bond [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Outstanding balance													$ 149,500,000																						$ 147,200,000
Bond One [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Outstanding balance											$ 166,100,000		$ 149,400,000
Solis Bond [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 3 [Line Items]
Amendment fee percentage											6.50%